Accounts and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current receivables [abstract]
Summary of Accounts and Other Receivables

A summary of the Group’s accounts and other receivables as of December 31, 2024 and 2023 is outlined below:

	December 31,
	2024	2023
(in USD and thousands)
Credit card receivables	$87,791	$207,374
Accounts receivable	76,146	49,988
Indirect tax receivables	32,815	41,982
Yard receivables	26,670	19,932
Other	15,346	25,478
Total	$238,768	$344,754